                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23749

                           PIMCO Access Income Fund
              (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

Registrant's telephone number, including area code: (844)337-4626

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 to June 30, 2022

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23749
Reporting Period: 07/01/2021 - 06/30/2022
PIMCO Access Income Fund









=========================== PIMCO Access Income Fund ===========================


KKR REAL ESTATE FINANCE TRUST INC.

Ticker:       KREF           Security ID:  48251K100
Meeting Date: APR 22, 2022   Meeting Type: Annual
Record Date:  MAR 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Terrance R. Ahern        For       Withhold     Management
1.2   Elect Director Irene M. Esteves         For       Withhold     Management
1.3   Elect Director Todd A. Fisher           For       For          Management
1.4   Elect Director Jonathan A. Langer       For       Withhold     Management
1.5   Elect Director Christen E.J. Lee        For       For          Management
1.6   Elect Director Paula Madoff             For       For          Management
1.7   Elect Director Deborah H. McAneny       For       For          Management
1.8   Elect Director Ralph F. Rosenberg       For       For          Management
1.9   Elect Director Matthew A. Salem         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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STARWOOD PROPERTY TRUST, INC.

Ticker:       STWD           Security ID:  85571B105
Meeting Date: APR 28, 2022   Meeting Type: Annual
Record Date:  MAR 02, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard D. Bronson       For       For          Management
1.2   Elect Director Jeffrey G. Dishner       For       For          Management
1.3   Elect Director Camille J. Douglas       For       For          Management
1.4   Elect Director Solomon J. Kumin         For       For          Management
1.5   Elect Director Fred Perpall             For       For          Management
1.6   Elect Director Fred S. Ridley           For       For          Management
1.7   Elect Director Barry S. Sternlicht      For       For          Management
1.8   Elect Director Strauss Zelnick          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Omnibus Stock Plan              For       For          Management
6     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


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TPG RE FINANCE TRUST, INC.

Ticker:       TRTX           Security ID:  87266M107
Meeting Date: MAY 17, 2022   Meeting Type: Annual
Record Date:  MAR 30, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Avi Banyasz              For       For          Management
1.2   Elect Director Doug Bouquard            For       For          Management
1.3   Elect Director Julie Hong Clayton       For       For          Management
1.4   Elect Director Michael Gillmore         For       For          Management
1.5   Elect Director Todd Schuster            For       For          Management
1.6   Elect Director Wendy Silverstein        For       For          Management
1.7   Elect Director Bradley Smith            For       For          Management
1.8   Elect Director Gregory White            For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Access Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2022